Trademark License Agreement (Details) (MCL Trademark License Agreement [Member], USD $)	0 Months Ended	6 Months Ended
	Mar. 31, 2010	Jul. 31, 2012	Jan. 31, 2011	Dec. 31, 2010
MCL Trademark License Agreement [Member]
Business Acquisition [Line Items]
Licensing agreement, effective date		Mar. 31, 2010
Common stock reserved for issuance per the licensing agreement	10,000,000
Licensing agreement, number of common shares issued immediately upon the execution of the agreement				1,000,000
Licensing agreement, number of shares to be issued on every anniversary of agreement	1,000,000
Licensing agreement, number of anniversary stock issuances	9
Fair value of license agreement	$ 640,000
Additional obligations assumed			$ 126,000